Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 329,236	₩ 450,638	₩ 627,783
Loans recorded as allowance for doubtful accounts	753,693	898,274	916,790	₩ 1,094,464
Posco [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year			2,950
Loans [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts	184,610	₩ 195,339
Loans [member] | Posco [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 2,950
Loans recorded as allowance for doubtful accounts			₩ 2,950